BALANCE SHEET COMPONENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Depreciation expense	$ 0.1	$ 0.1